OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of other long term liabilities
	December 31,
	2025	2024
Deferred revenues	$212	$444
Deferred tax liability	170	170

	$382	$614